Income Taxes - Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Allowance for doubtful accounts	$ 654	$ 709
Accrued liabilities not deducted for tax purposes	7,022	3,648
Asset retirement obligation		124
Net operating loss carry forwards	34,716	18,617
Tax credit carry forwards	320	153
Charitable contributions carry forward	47	7
Property, plant and equipment		2,300
Investment in partnerships		240
Gross deferred tax assets	42,759	25,798
Less: valuation allowance	(23,934)	(20,120)
Net deferred tax assets	18,825	5,678
Deferred tax liabilities:
Intangibles	(6,565)	(5,199)
Investment in partnerships	(31,746)
Property, plant and equipment	(366)
Undistributed earnings of foreign subsidiaries	(882)	(1,363)
Gross deferred tax liabilities	(39,559)	(6,562)
Net deferred tax liabilities	(20,734)	(884)
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Deferred tax assets:
Allowance for doubtful accounts	654	709
Accrued liabilities not deducted for tax purposes	7,022	3,648
Asset retirement obligation		124
Net operating loss carry forwards	34,716	18,617
Tax credit carry forwards	320	153
Charitable contributions carry forward	47	7
Property, plant and equipment		2,300
Investment in partnerships		240
Gross deferred tax assets	42,759	25,798
Less: valuation allowance	(23,934)	(20,120)
Net deferred tax assets	18,825	5,678
Deferred tax liabilities:
Intangibles	(6,565)	(5,199)
Investment in partnerships	(31,746)
Property, plant and equipment	(366)
Undistributed earnings of foreign subsidiaries	(882)	(1,363)
Gross deferred tax liabilities	(39,559)	(6,562)
Net deferred tax liabilities	$ (20,734)	$ (884)